Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of air value on a recurring basis
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account (1)	1	$345,006,438
Liabilities:
Private Placement Warrants (2)	2	7,875,000
Public Warrants (2)	1	15,525,000

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account (1)	1	$345,012,580
Liabilities:
Private Placement Warrants (2)	3	10,325,000
Public Warrants (2)	3	20,355,000
_______________
(1)The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2)Measured at fair value on a recurring basis.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account (1)	1	$345,012,580
Liabilities:
Private Placement Warrants (2)	3	$10,325,000
Public Warrants (2)	3	$20,355,000
____________
(1) The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2) Measured at fair value on a recurring basis.

Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	December 4, 2020 (Initial Measurement)
Risk-free interest rate	0.53%
Expected term (Years)	5.0
Expected volatility	23.0%
Exercise price	$11.50
Fair value of Units	$9.56
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at subsequent measurement:

Input	December 4, 2020 (Subsequent Measurement)
Risk-free interest rate	0.45%
Expected term (Years)	5.0
Expected volatility	28.0%
Exercise price	$11.50
Fair value of Units	$9.71

Schedule of Changes In Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,325,000	$20,355,000	$30,680,000
Change in valuation inputs or other assumptions(1)(2)	(2,450,000)	(4,830,000)	(7,280,000)
Fair value as of March 31, 2021	$7,875,000	$15,525,000	$23,400,000
_______________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the condensed statement of operations.
(2)Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement during the three months ended March 31, 2021 when the Public Warrants were separately listed and traded.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2019	$—	$—	$—
Initial measurement on December 4, 2020	7,758,333	15,295,000	23,053,333
Change in valuation inputs or other assumptions(1)	2,566,667	5,060,000	7,626,667
Fair value as of December 31, 2020	$10,325,000	$20,355,000	$30,680,000
_______________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Consolidated Statement of Operations.